Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and due from financial institutions	$ 42,779	$ 40,519
Securities available for sale	346,294	230,230
Equity securities	1,070	832
Loans held for sale	1,391	2,197
Loans, net of allowance of $13,679 and $13,134	1,548,262	1,151,527
Other securities	21,021	14,247
Premises and equipment, net	22,021	17,611
Accrued interest receivable	6,723	4,488
Goodwill	76,851	27,095
Other intangible assets	9,352	1,279
Bank owned life insurance	43,037	25,125
Other assets	20,153	10,707
Total assets	2,138,954	1,525,857
Deposits
Noninterest-bearing	468,083	361,964
Interest-bearing	1,111,810	842,959
Total deposits	1,579,893	1,204,923
Federal Home Loan Bank advances	193,600	71,900
Securities sold under agreements to repurchase	22,199	21,755
Subordinated debentures	29,427	29,427
Accrued expenses and other liabilities	14,937	13,391
Total liabilities	1,840,056	1,341,396
SHAREHOLDERS’ EQUITY
Preferred stock, no par value, 200,000 shares of Series B Preferred stock, $1,000 liquidation preference, authorized, 10,120 shares issued at December 31, 2018 and 18,760 shares issued at December 31, 2017, net of issuance costs	9,364	17,358
Common stock, no par value, 20,000,000 shares authorized, 16,351,463 shares issued at December 31, 2018 and 10,946,439 shares issued at December 31, 2017	266,901	153,810
Accumulated earnings	41,320	31,652
Treasury stock, 747,964 common shares at cost	(17,235)	(17,235)
Accumulated other comprehensive loss	(1,452)	(1,124)
Total shareholders’ equity	298,898	184,461
Total liabilities and shareholders’ equity	$ 2,138,954	$ 1,525,857